Property and Equipment, Net - Summary of Depreciation Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 23,353	$ 17,956	$ 15,109
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	12,407	11,347	9,884
Sales and Marketing Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	1,198	740	563
General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	9,248	5,598	4,510
Research and Development Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 500	$ 271	$ 152